UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 114.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.5%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 16, 2024		7,257	$7,330,026
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		944	944,513
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,260	1,025,396
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		58,726	59,301,280
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		38,034	38,411,377
Wesco Aircraft Hardware Corp.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,656	12,434,766

			$119,447,358

Automotive — 2.9%
Allison Transmission, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022		1,109	$1,120,126
American Axle and Manufacturing, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		31,963	32,128,053
Apro, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,693	2,723,001
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,452,672
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		5,725	5,800,141
Chassix, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,300	7,227,000
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		4,073	4,105,646
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,022	11,200,721
DexKo Global, Inc.
Term Loan, 1.97%, (USD LIBOR + 3.50%), Maturing July 24, 2024(2)(4)		2,600	2,630,875
Term Loan, Maturing July 24, 2024(4)(5)		1,625	1,644,297
FCA US, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		35,244	35,381,565
Federal-Mogul Holdings Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		43,439	43,833,113
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019		15,325	15,406,222
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		6,976	7,037,141
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		9,326	9,436,317

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,794	$8,492,611
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	19,523,851
Tower Automotive Holdings USA, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,528	17,648,622
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,922

			$231,311,896

Beverage and Tobacco — 0.5%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing March 20, 2024		4,789	$4,848,673
Arterra Wines Canada, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,776	4,823,815
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		7,344	6,720,123
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,550,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		3,650	3,670,531
Term Loan, Maturing September 26, 2024(5)	GBP	4,425	6,302,468
Term Loan, Maturing September 26, 2024(5)	EUR	10,000	12,452,744

			$40,368,354

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		12,077	$12,137,491
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021		19,162	19,234,221
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,871,250
Salient Partners L.P.
Term Loan, 10.06%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		6,051	5,869,197

			$41,112,159

Building and Development — 3.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		29,080	$29,340,751
Beacon Roofing Supply, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,125	6,176,952
Capital Automotive L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		7,588	7,644,114
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		16,538	16,666,744
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		19,741	19,981,172
DTZ U.S. Borrower, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		38,697	38,772,747
Henry Company, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,318	13,550,811
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%), Maturing August 1, 2024	EUR	7,300	9,097,300

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ply Gem Industries, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	6,149	$6,201,817
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	38,221	38,483,985
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	18,104	18,047,402
Realogy Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing July 20, 2021	2,888	2,889,270
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	15,025	15,169,593
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	5,250	5,297,575
Werner FinCo L.P.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	11,327	11,369,225
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	5,335	5,375,529
Term Loan - Second Lien, 10.48%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	9,850	9,899,250

		$253,964,237

Business Equipment and Services — 10.8%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	15,242	$13,304,489
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	29,801	30,052,895
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	10,134	10,131,169
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,323	5,401,438
Brickman Group Ltd., LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020	2,424	2,443,233
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	22,752	22,979,610
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	17,162	17,322,727
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	66,467	66,918,853
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	17,204	17,300,442
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	7,233	7,348,432
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	15,191	7,818,700
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	19,287	19,407,785
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	13,525	13,626,437
Education Management, LLC
Revolving Loan, 5.17%, (3 mo. USD LOC + 4.50%), Maturing March 31, 2019(2)(3)	3,914	1,859,076
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	2,948	1,400,121
Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing July 2, 2020(3)(7)	6,636	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	53,313	53,822,857

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.77%, (3 mo. GBP LIBOR - GBP + 4.25%), Maturing June 28, 2024	GBP	3,750	$5,367,697
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		5,525	5,580,250
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,441	8,441,006
First Data Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,219	14,257,429
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		49,281	49,640,272
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024		6,916	6,973,315
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,142	24,375,962
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	11,602	9,503,592
Gartner, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		1,925	1,932,219
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.00%), Maturing April 5, 2024		1,985	1,994,925
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		7,957	8,022,148
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		16,982	17,088,578
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		26,072	26,430,208
Information Resources, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,761	21,944,178
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	22,450	28,110,880
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		9,954	10,041,116
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		12,118	12,220,565
Term Loan, 4.25%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,297	2,321,990
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		59,013	59,606,267
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		7,825	7,873,906
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		5,775	5,717,250
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		19,540	19,588,808
PGX Holdings, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,483	13,213,080
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		16,347	16,510,524
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		13,317	13,488,636
ServiceMaster Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		22,869	23,059,567
SMG (Stadium Management Group)
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		4,525	4,581,563
Spin Holdco, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		31,723	32,028,118
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	13,200	16,481,919

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		8,234	$8,285,085
Trans Union, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		20,559	20,713,029
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		31,930	32,084,632
TriNet HR Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.13%), Maturing July 9, 2019		2,334	2,341,628
Vantiv, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		13,225	13,327,864
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		14,043	14,183,326
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		7,754	7,821,404
West Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		11,450	11,593,125

			$867,884,325

Cable and Satellite Television — 4.9%
Atlantic Broadband Finance, LLC
Term Loan, 3.95%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		5,000	$5,018,750
Charter Communications Operating, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		37,575	37,850,951
CSC Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,884	49,089,960
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		13,300	13,402,516
MCC Iowa, LLC
Term Loan, 3.47%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,947	5,988,231
Mediacom Illinois, LLC
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024		4,711	4,751,969
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,106	10,930,500
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		16,897	16,319,982
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2026		3,990	3,853,674
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		8,047	8,080,817
Term Loan, Maturing February 1, 2024(5)		15,150	15,198,525
Telenet Financing USD, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		18,000	18,140,616
Unitymedia Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		10,050	10,097,114
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	9,400	11,725,279
UPC Financing Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,000	25,161,450
Virgin Media Bristol, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		69,875	70,349,172
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, (1 mo. GBP LIBOR - GBP + 3.25%), Maturing January 15, 2027	GBP	12,075	17,203,626
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	18,425	22,961,703

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo Secured Finance Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		45,150	$45,186,301

			$391,311,136

Chemicals and Plastics — 5.6%
A. Schulman, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		9,558	$9,648,036
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		10,074	10,171,341
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		11,453	11,467,528
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		5,547	5,606,063
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing February 1, 2023	EUR	9,925	12,435,027
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		30,797	31,048,323
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,869,308
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25% Floor 0.75%), Maturing May 12, 2022	EUR	6,378	8,004,773
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		2,874	2,902,786
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,783	3,819,830
Term Loan - Second Lien, 9.32%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		7,137	7,157,583
Ferro Corporation
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing February 14, 2024	EUR	2,978	3,726,288
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		3,499	3,528,083
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%), Maturing September 7, 2021	EUR	1,241	1,462,320
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		1,911	1,814,142
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,978	2,826,145
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		11,562	10,974,069
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		14,001	14,111,966
H.B. Fuller Company
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		20,898	21,087,731
INEOS Styrolution Group GmbH
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 30, 2024		1,714	1,724,714
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	31,800	39,481,280
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		10,000	10,064,060
Inovyn Finance PLC
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%), Maturing May 10, 2024	EUR	5,400	6,725,320
Kraton Polymers, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 2.50%), Maturing January 6, 2022	EUR	3,173	3,983,852
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		12,258	12,411,893
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%), Maturing June 7, 2020	EUR	3,337	4,178,017
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,330	2,349,226

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%), Maturing June 7, 2023	EUR	4,833	$6,050,179
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		28,757	29,014,366
Minerals Technologies, Inc.
Term Loan, 3.85%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		14,288	14,457,513
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		5,122	5,153,949
PolyOne Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		7,192	7,259,881
PQ Corporation
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		17,718	17,837,949
Term Loan, Maturing February 8, 2025(5)		8,575	8,653,093
Proampac PG Borrower, LLC
Term Loan, 5.03%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		2,481	2,513,769
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		8,512	8,538,198
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		573	572,256
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		3,247	3,242,782
Spectrum Plastics Group, Inc.
Term Loan, Maturing January 17, 2025(5)		439	443,137
Term Loan, Maturing January 17, 2025(5)		4,436	4,480,612
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		17,591	17,791,098
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		10,801	10,920,738
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		24,924	25,201,703
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		5,025	5,075,029
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		26,868	27,166,504
Venator Materials Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,890	3,912,133
Versum Materials, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		4,345	4,379,625

			$447,244,218

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2023		9,794	$9,887,689

			$9,887,689

Conglomerates — 0.3%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,512	$2,528,077
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	8,141,181
Spectrum Brands, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		13,025	13,104,389
Term Loan, 4.97%, (2 mo. USD LIBOR + 3.50%), Maturing June 23, 2022	CAD	5,455	4,462,075

			$28,235,722

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 3.3%
Anchor Glass Container Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,282	$4,311,296
Berry Plastics Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		17,608	17,755,614
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,444	7,502,682
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		21,939	22,139,802
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		4,843	4,881,204
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		39,673	39,990,996
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	15,138	18,792,775
Libbey Glass, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,231	14,052,753
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		7,002	7,063,029
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		64,917	65,466,509
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		10,250	10,320,469
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	3,974	4,968,798
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		32,037	32,320,311
Tekni-Plex, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		13,545	13,655,053

			$263,221,291

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		25,749	$26,065,206
Prestige Brands, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 26, 2024		2,514	2,536,993

			$28,602,199

Drugs — 3.5%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		4,713	$4,742,645
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		13,396	13,513,510
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		28,057	28,191,225
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		25,662	26,127,570
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		45,522	45,711,813
Horizon Pharma, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		22,160	22,303,366
Jaguar Holding Company II
Term Loan, 4.39%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		61,801	62,292,280

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		24,258	$24,236,088
PharMerica Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		10,725	10,843,425
Term Loan - Second Lien, 9.31%, (3 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		4,300	4,348,375
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		39,934	40,575,200

			$282,885,497

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		39,973	$40,297,928
Casella Waste Systems, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing October 17, 2023		4,851	4,899,510
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		10,100	10,238,875
Clean Harbors, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024		2,836	2,851,701
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		14,992	15,329,020
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		18,207	18,343,615
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	9,653	7,906,674
Strategic Materials, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024		2,400	2,430,000
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		8,450	8,526,574

			$110,823,897

Electronics/Electrical — 11.8%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		27,132	$27,322,765
Answers Finance, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		2,821	2,765,060
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90% Cap 1.10%), Maturing September 15, 2021		5,322	5,215,301
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		30,631	30,980,124
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,114,375
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		23,454	23,629,751
Term Loan - Second Lien, 11.20%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,747,000
Avast Software B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	5,007	6,245,761
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		21,438	21,615,842
Barracuda Networks, Inc.
Term Loan, Maturing January 3, 2025(5)		15,425	15,592,747
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,080	7,062,617
CommScope, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		6,670	6,725,866

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		6,758	$6,814,378
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		14,888	15,089,356
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		10,075	10,257,609
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,113	10,239,166
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		14,557	14,693,379
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,491	1,499,652
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,534	6,615,295
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,750	2,190,365
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,300	8,403,750
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		23,501	23,684,384
Flexera Software, LLC
Term Loan, Maturing January 23, 2025(5)		2,550	2,576,030
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		47,758	48,166,115
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		14,464	14,620,016
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	2,993	3,731,592
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		33,880	34,245,161
Infoblox, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,897	17,108,370
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		76,679	77,166,055
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		47,587	47,902,713
Term Loan, Maturing August 5, 2022(5)	EUR	3,300	4,125,794
Lattice Semiconductor Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		10,733	10,880,297
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		13,034	13,086,483
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		34,751	34,783,325
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		4,701	4,720,353
MaxLinear, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		10,828	10,908,706
Microsemi Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		834	840,468
MTS Systems Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,954	9,032,553
Ping Identity Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		7,675	7,751,750
Ramundsen Holdings, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing February 1, 2024		13,895	14,068,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		17,938	$18,089,551
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		2,450	2,463,781
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		14,065	14,254,947
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		31,749	31,877,707
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		822	782,604
SkillSoft Corporation
Term Loan, 6.32%, (USD LIBOR + 4.75%), Maturing April 28, 2021(4)		45,412	44,537,638
Southwire Company
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 10, 2021		265	266,378
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2024		3,491	3,526,163
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		192	193,407
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		12,377	12,462,092
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		12,836	12,931,766
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,530	3,362,028
Switch, Ltd.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,512	2,533,416
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		19,676	19,681,826
Tibco Software, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		16,003	16,076,980
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		48,810	49,254,946
VeriFone, Inc.
Term Loan, 5.50%, (3 mo. USD Prime + 1.00%), Maturing July 8, 2019		4,445	4,440,842
Term Loan, Maturing January 31, 2025(5)		2,500	2,493,750
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		21,698	21,847,645
Veritas Bermuda, Ltd.
Term Loan, 5.50%, (3 mo. EURIBOR + 4.50%), Maturing January 27, 2023	EUR	2,978	3,734,144
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		35,616	35,974,429
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. EURIBOR + 3.00%, Floor 1.65%), Maturing November 21, 2024	EUR	6,225	7,762,460
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,975	8,006,565
Western Digital Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		16,072	16,207,242

			$942,981,319

Equipment Leasing — 1.3%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		63,206	$63,188,877
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023		24,125	24,354,935

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Flying Fortress, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 30, 2022	18,125	$18,287,364

		$105,831,176

Financial Intermediaries — 4.1%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	19,314	$19,418,879
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	4,650	4,673,250
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	27,838	28,116,260
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	12,425	12,467,717
Donnelley Financial Solutions, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	4,655	4,701,310
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(5)	2,825	2,814,406
FinCo I, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	11,667	11,834,490
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	18,080	18,254,843
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	31,685	32,120,632
Geo Group, Inc. (The)
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.25%), Maturing March 22, 2024	4,342	4,373,851
Greenhill & Co., Inc.
Term Loan, 5.29%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	10,700	10,766,875
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	45,418	45,759,092
Harbourvest Partners, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	4,677	4,690,238
Jefferies Finance, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 3.00%), Maturing July 26, 2024	998	1,001,864
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	12,089	12,172,440
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,188	1,192,465
NXT Capital, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	22,559	22,982,018
Ocwen Financial Corporation
Term Loan, 6.56%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	4,963	4,994,435
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	27,950	28,264,633
Sesac Holdco II, LLC
Term Loan, 4.81%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)	8,266	8,302,087
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024	6,915	7,001,691
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	9,700	9,833,143
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	33,836	33,735,567

		$329,472,186

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 3.6%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		25,536	$25,274,256
American Seafoods Group, LLC
Term Loan, 4.76%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		3,398	3,414,906
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		3,766	3,812,632
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		9,826	9,911,599
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		13,949	11,856,439
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		6,263	3,862,185
Dole Food Company, Inc.
Term Loan, 4.32%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		17,652	17,740,134
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 3.00%), Maturing January 22, 2025	EUR	5,500	6,859,819
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	15,625	19,564,922
Term Loan, Maturing January 22, 2025(5)	GBP	4,000	5,736,192
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	12,335,215
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		13,590	13,697,592
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	2,160	2,711,333
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		18,285	18,376,161
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		62,461	62,177,535
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,253	7,788,902
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		11,663	11,728,403
Term Loan, Maturing May 15, 2024(5)	EUR	997	1,241,867
Term Loan, Maturing May 15, 2024 (5)		3,012	3,029,345
Pinnacle Foods Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		11,707	11,826,253
Post Holdings, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		24,427	24,583,731
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,499,581

			$285,029,002

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		71,021	$71,464,819
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		9,625	9,715,234
Arby’s Restaurant Group, Inc.
Term Loan, Maturing February 5, 2025(5)		13,575	13,746,805
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		15,567	15,741,901
Pizza Hut Holdings, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		16,167	16,324,835
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,982	2,001,441

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		9,007	$9,126,559
US Foods, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		12,896	13,036,129
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		7,336	7,411,982

			$158,569,705

Food/Drug Retailers — 1.3%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,239	$16,170,559
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,632	11,582,925
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		43,287	43,051,169
Diplomat Pharmacy, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024		6,175	6,236,750
General Nutrition Centers, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019		7,084	6,381,461
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	4,275	5,984,502
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,275	5,274,038
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,289	2,268,925
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,815	3,781,541

			$100,731,870

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,484	$10,667,830

			$10,667,830

Health Care — 11.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		2,005	$2,022,702
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing February 16, 2023		1,325	1,337,932
ADMI Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		17,247	17,462,676
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		10,068	10,105,908
Alliance Healthcare Services, Inc.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)		8,500	8,521,250
Term Loan - Second Lien, 11.67%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)		5,175	5,226,750
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		8,156	8,176,481
Argon Medical Devices, Inc.
Term Loan, Maturing October 27, 2024(5)		8,047	8,147,648
ATI Holdings Acquisition, Inc.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,990	2,012,285
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,748	15,924,701
Avantor, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		20,475	20,772,522
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023		5,678	5,706,516

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		12,317	$12,070,748
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		15,273	15,308,006
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020		1,050	1,051,290
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		29,885	30,250,768
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019		15,321	15,157,731
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021		25,292	24,849,089
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022		10,783	10,920,790
Term Loan, Maturing June 1, 2022(5)		3,200	3,240,000
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		4,605	4,635,461
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,727	9,832,907
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,275	5,345,885
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024		8,900	9,033,500
DaVita HealthCare Partners, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		9,683	9,818,514
DJO Finance, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing April 21, 2020		19,500	19,317,187
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		6,194	6,135,790
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	10,002,232
Envision Healthcare Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		70,415	70,788,598
Equian, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024		4,055	4,097,705
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020		2,505	2,507,483
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020		8,181	8,188,431
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		17,653	17,785,375
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		10,572	10,611,520
Greatbatch Ltd.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		20,101	20,309,182
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		37,995	38,274,881
HCA, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		1,489	1,502,575
Immucor, Inc.
Term Loan, 6.65%, (2 mo. USD LIBOR + 5.00%), Maturing June 15, 2021		995	1,014,900
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024		4,602	4,627,446
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		16,050	16,195,445

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	38,785	$39,027,696
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	28,035	28,125,898
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,886	29,156,980
Term Loan - Second Lien, 9.94%, (1 week USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,136,125
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,556	7,135,934
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	5,473	5,540,906
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	5,552	5,385,717
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	50,656	51,049,019
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	4,036	3,915,388
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	14,627	14,823,523
Navicure, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	6,600	6,641,250
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,420	913,647
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	23,532	22,782,380
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	38,319	38,650,358
Parexel International Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	31,122	31,374,866
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	18,167	18,386,466
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	13,803	13,897,872
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,224	10,297,868
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	18,645	18,912,565
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	15,731	15,893,156
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	9,339	9,375,438
Surgery Center Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	21,047	20,895,962
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	35,780	34,818,048
Tecomet, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	10,509	10,650,184
U.S. Anesthesia Partners, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	20,493	20,518,232

		$950,596,288

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)	17,191	$17,395,263

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Serta Simmons Bedding, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		48,544	$47,516,948

			$64,912,211

Industrial Equipment — 4.9%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		29,452	$29,562,403
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		27,017	27,296,877
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	5,767	7,275,927
Columbus McKinnon Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		8,774	8,878,635
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	4,377	5,478,838
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		10,666	10,772,164
Dragon Merger Sub, LLC
Term Loan, 0.06%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,703	8,806,538
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	2,697	3,373,338
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	6,742	8,433,346
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,312	5,364,804
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,275	9,295,294
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		22,134	22,411,033
Filtration Group Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		20,827	21,086,886
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,192	3,974,559
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,466	13,552,286
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	8,015	10,021,345
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		36,452	36,796,742
Harsco Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing December 5, 2024		6,208	6,305,232
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,839	7,907,087
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		24,249	24,429,142
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		29,935	30,131,730
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		10,344	10,525,084
Rexnord, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		27,052	27,279,411
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		9,929	9,991,182
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		7,627	7,674,114
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		9,357	9,456,235

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Terex Corporation
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing January 31, 2024		10,068	$10,152,003
Thermon Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,875	3,908,906
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	16,401,390

			$396,542,531

Insurance — 3.3%
Alliant Holdings I, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		21,378	$21,558,962
AmWINS Group, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,719	28,928,101
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		35,066	35,381,405
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,242	33,523,917
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		16,225	16,779,359
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		11,607	11,614,072
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		6,266	6,258,077
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,375	6,603,260
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		37,823	38,129,998
NFP Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		23,040	23,270,047
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		11,375	11,440,406
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		27,681	27,847,871

			$261,335,475

Leisure Goods/Activities/Movies — 4.2%
AMC Entertainment, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		9,880	$9,926,667
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,935	3,952,467
Ancestry.com Operations, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		43,499	43,784,787
Bombardier Recreational Products, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		34,057	34,471,814
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		8,613	8,669,499
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,063	13,085,503
Cedar Fair, L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 13, 2024		2,438	2,464,099
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		19,047	19,210,452
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		24,410	24,581,191

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		13,687	$13,820,089
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	8,300	10,133,111
Kasima, LLC
Term Loan, 4.17%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		215	217,090
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		635	641,494
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		4,922	4,971,581
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		18,661	18,859,514
Match Group, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		6,661	6,711,460
National CineMedia, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019		6,607	6,638,900
Regal Cinemas Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2022		10,211	10,228,348
Sabre GLBL, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		11,356	11,449,547
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing May 14, 2020		2,287	2,280,850
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		19,766	19,773,305
SRAM, LLC
Term Loan, 4.82%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)		16,166	16,205,970
Steinway Musical Instruments, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019		10,393	10,405,798
Travel Leaders Group, LLC
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024		15,888	16,132,603
UFC Holdings, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,171	10,244,809
WMG Acquisition Corp.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		21,377	21,522,839

			$340,383,787

Lodging and Casinos — 5.2%
Affinity Gaming, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2023		11,579	$11,675,745
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		39,681	40,053,094
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022		2,511	2,533,934
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024		12,600	12,704,341
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,644	12,744,839
Churchill Downs Incorporated
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,500	3,529,508
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		32,785	33,077,235
Cyan Blue Holdco 3 Limited
Term Loan, 4.77%, (3 mo. GBP LIBOR + 4.25%), Maturing August 23, 2024	GBP	925	1,322,938
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 23, 2024		10,918	11,027,563
Eldorado Resorts, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,943	11,975,221

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		36,888	$37,224,842
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023		6,881	6,951,885
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023		5,846	5,940,616
Golden Nugget, Inc.
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)		38,070	38,563,760
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020		5,225	5,265,818
Hilton Worldwide Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023		39,244	39,584,510
Hospitality Investors Trust
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024		4,750	4,693,950
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021		12,439	12,508,445
Las Vegas Sands, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024		3,960	3,995,474
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing April 23, 2021		21,674	21,768,673
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		23,605	23,806,939
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 5, 2024(4)		30,651	30,899,964
RHP Hotel Properties, L.P.
Term Loan, 3.67%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024		10,421	10,507,225
Richmond UK Bidco Limited
Term Loan, 4.74%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	4,009,350
Tropicana Entertainment, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		3,649	3,681,025
VICI Properties 1, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 20, 2024		23,700	23,913,964

			$413,960,858

Nonferrous Metals/Minerals — 1.2%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		17,861	$18,151,089
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		18,575	18,845,879
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		10,986	11,095,797
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		18,272	16,638,976
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)		199	119,154
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,091	336,964
Oxbow Carbon, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 14, 2022		6,900	6,994,875
Term Loan - Second Lien, 9.07%, (1 mo. USD LIBOR + 7.50%), Maturing December 14, 2023		7,950	8,069,250
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing December 31, 2024	EUR	9,875	12,287,129

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(6)	1,604	$981,173

		$93,520,286

Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00% (9.69% Cash, 1.00% PIK)), Maturing June 8, 2022	15,190	$16,406,442
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	7,040	7,108,557
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	16,179	16,441,833
CITGO Holding, Inc.
Term Loan, 10.19%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	6,895	6,922,847
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	15,706	15,706,060
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	7,647	7,690,192
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	12,537	12,380,742
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	14,475	13,859,813
Term Loan, 0.00%, Maturing September 30, 2020(7)	3,998	2,598,681
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(7)	5,552	874,445
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	12,943	13,088,166
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	6,550	6,611,406
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	42,399	42,643,778
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)	75	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022	582	493,352
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	11,200	11,256,000
Term Loan - Second Lien, 10.06%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,100	4,038,500
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	15,053	13,176,495
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	359	315,556
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	961	846,118
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,912	6,082,487
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	890	763,643
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,457	1,250,222
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	10,992	9,435,054
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	13,300	13,329,100

		$223,319,489

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Packaging & Containers — 0.2%
Crown Holdings, Inc.
Term Loan, Maturing January 3, 2025(5)		6,725	$6,812,062
Term Loan, Maturing January 18, 2025(5)	EUR	6,200	7,801,048

			$14,613,110

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		13,616	$13,696,726
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019		41,380	39,341,722
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		12,453	12,630,184
LSC Communications, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		8,284	8,341,439
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022		4,528	4,584,687
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024		3,525	3,549,235
Nielsen Finance, LLC
Term Loan, 3.55%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		25,560	25,746,404
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,125	3,162,109
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021		12,193	12,364,734
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022		7,766	7,649,756

			$131,066,996

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		5,732	$5,015,725
AP NMT Acquisition B.V.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		5,149	5,157,140
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024		16,544	16,665,645
Cumulus Media Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020		38,470	33,228,285
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024		3,865	3,896,718
Entravision Communications Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		11,396	11,474,788
Gray Television, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024		2,351	2,372,312
Hubbard Radio, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022		4,931	4,975,050
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019		14,994	11,489,289
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019		2,571	1,969,005
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024		2,568	2,584,875
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024		20,391	20,527,190

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	4,104	$4,130,027
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	11,272	11,306,974
Sinclair Television Group, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,449	17,559,986
Term Loan, Maturing December 12, 2024(5)	31,175	31,492,985
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	75,641	75,800,738

		$259,646,732

Retailers (Except Food and Drug) — 3.5%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	18,814	$16,869,789
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,526	9,572,565
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	9,560	9,565,475
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	17,864	18,005,768
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	850	856,986
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,500	15,705,999
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	16,536	15,923,074
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,125	10,333,192
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 20, 2024	7,825	7,854,344
Harbor Freight Tools USA, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,436	5,468,412
J. Crew Group, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	23,065	14,348,575
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,601	14,713,204
Men’s Wearhouse, Inc. (The)
Term Loan, 5.09%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	9,650	9,710,465
Michaels Stores, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	13,383	13,490,201
Neiman Marcus Group Ltd., LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,876	17,037,496
Party City Holdings, Inc.
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	22,721	22,878,457
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,700	31,661,642
PFS Holding Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,497	8,162,947
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,135	5,828,290
Rent-A-Center, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	931	928,979

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024		6,250	$6,231,931
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019		21,562	19,055,417
Vivid Seats Ltd.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024		10,348	10,364,164

			$284,567,372

Steel — 1.0%
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023		22,291	$22,458,538
Neenah Foundry Company
Term Loan, 8.11%, (USD LIBOR + 6.50%), Maturing December 13, 2022(4)		8,625	8,581,875
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)		9,200	9,154,000
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021		38,677	39,010,449

			$79,204,862

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		4,000	$4,050,000
Avis Budget Car Rental, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing March 15, 2022		9,712	9,759,009
Hertz Corporation (The)
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		7,467	7,480,485
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		971	976,818
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		3,192	3,212,146
PODS, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,484	6,556,692
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		20,314	19,374,921

			$51,410,071

Telecommunications — 4.9%
Arris Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024		571	$577,815
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		50,575	49,911,203
Ciena Corporation
Term Loan, 4.06%, (USD Prime + 1.50%), Maturing January 28, 2022(4)		6,653	6,686,098
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		14,066	14,185,269
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		17,297	17,096,030
Digicel International Finance Limited
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,696	11,785,838
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	16,875	21,047,715
Epicor Software
Term Loan, Maturing June 1, 2022(5)		3,350	3,377,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Frontier Communications Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,930	$18,610,433
Gamma Infrastructure III B.V.
Term Loan, Maturing January 9, 2025(5)	EUR	8,300	10,289,838
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,851	19,204,493
Intelsat Jackson Holdings S.A.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		17,500	17,759,770
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		16,765	16,680,914
Level 3 Financing, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		23,800	23,933,875
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		4,688	4,751,738
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		16,302	14,671,631
SBA Senior Finance II, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing March 24, 2021		10,953	11,037,900
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing June 10, 2022		1,943	1,956,546
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		54,116	54,310,556
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		11,867	11,823,888
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		18,900	18,831,960
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		44,161	44,473,531

			$393,004,260

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		7,763	$7,812,411
Calpine Corporation
Term Loan, 3.32%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		3,896	3,911,908
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		36,957	37,183,313
Dayton Power & Light Company (The)
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		4,034	4,055,680
Dynegy, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing February 7, 2024		18,877	19,093,795
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		4,546	4,613,698
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		23,059	23,400,310
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		4,395	4,175,434
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		1,516	1,529,388
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		23,881	24,085,946
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021		8,842	8,786,810
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,408	8,482,622

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,459	$7,534,512
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		6,788	6,851,142

			$161,516,969

Total Senior Floating-Rate Loans (identified cost $9,162,093,518)			$9,169,184,363

Corporate Bonds & Notes — 3.2%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,516,342

			$7,516,342

Building and Development — 0.0%(10)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		121	$136,482

			$136,482

Cable and Satellite Television — 0.0%(10)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,867,796

			$1,867,796

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(8)		6,500	$6,573,125
Hexion, Inc.
6.625%, 4/15/20		22,200	20,313,000
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,217,500

			$30,103,625

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$20,091,117
5.222%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,236,500

			$28,327,617

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		9,841	$10,336,002
7.00%, 3/15/24(8)		12,794	13,637,636
5.50%, 11/1/25(8)		20,375	20,665,344

			$44,638,982

Electronics/Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		10,400	$11,349,000

			$11,349,000

Security	Principal Amount* (000’s omitted)		Value
Entertainment — 0.1%
Vue International Bidco PLC
4.921%(3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,599,260
7.875%, 7/15/20 (8)	GBP	3,500	5,086,753

			$8,686,013

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		750	$769,944

			$769,944

Food Products — 0.1%
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	3,074	$4,348,144

			$4,348,144

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$10,921,875
6.25%, 3/31/23		13,375	12,438,750
HCA, Inc.
4.75%, 5/1/23		4,650	4,842,975
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		16,825	17,750,375
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,148,500
4.375%, 10/1/21		6,225	6,256,125

			$65,358,600

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.526%, (3 mo. GBP LIBOR + 5.00%), 11/15/19(8)(9)	GBP	6,500	$9,260,631

			$9,260,631

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,278,750

			$4,278,750

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,762,813

			$6,762,813

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,324,475
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	1,032,720
5.125%, 2/15/25(8)		3,000	2,917,500

			$5,274,695

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$6,041,500

			$6,041,500

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,175	$7,302,561

			$7,302,561

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,070,700
5.875%, 1/15/24(8)		5,000	5,125,000
5.25%, 6/1/26(8)		7,675	7,559,875

			$14,755,575

Total Corporate Bonds & Notes (identified cost $257,854,761)			$256,779,070

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 8.862%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)		$3,000	$3,158,571
Series 2015-16A, Class D, 7.072%, (3 mo. USD LIBOR + 5.35%), 7/15/27(8)(9)		3,000	3,019,872
Apidos CLO XVII
Series 2014-17A, Class C, 5.031%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(9)		1,500	1,504,534
Apidos CLO XXI
Series 2015-21A, Class D, 7.284%, (3 mo. USD LIBOR + 5.55%), 7/18/27(8)(9)		1,500	1,513,162
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.631%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		2,000	2,007,426
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.981%, (3 mo. USD LIBOR + 4.25%), 7/17/25(8)(9)		1,670	1,653,818
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)		2,175	2,171,957
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.845%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)		2,000	2,021,928
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.367%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)		2,500	2,558,925
Series 2015-19A, Class D1R, 8.271%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)		2,000	2,036,581
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.163%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)		2,000	2,079,837
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.936%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)		3,000	3,085,627
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)		2,900	2,916,237
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.872%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)		2,000	2,077,205
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.831%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(9)		2,450	2,465,610
Series 2015-1A, Class DR, 7.641%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)		1,850	1,878,912
Voya CLO, Ltd.
Series 2015-3A, Class D2, 7.195%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)		2,900	2,917,671

Total Asset-Backed Securities (identified cost $37,188,953)			$39,067,873

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(11)(12)	168	$1,836,234

		$1,836,234

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	48,926	$1,541,169

		$1,541,169

Business Equipment and Services — 0.3%
Education Management Corp.(3)(11)(12)	41,829,101	$0
RCS Capital Corp.(11)(12)	435,169	19,365,021

		$19,365,021

Electronics/Electrical — 0.1%
Answers Corp.(11)(12)	642,963	$9,644,445

		$9,644,445

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	319,499	$83,868

		$83,868

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(11)(12)	49,491	$690,399

		$690,399

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(12)	1,769	$0

		$0

Oil and Gas — 0.4%
AFG Holdings, Inc.(11)(12)	551,531	$22,612,771
Paragon Offshore Finance Company, Class A(11)(12)	16,581	19,897
Paragon Offshore Finance Company, Class B(11)(12)	8,290	283,933
Paragon Offshore, Ltd.(11)(12)	16,581	331,620
Samson Resources II, LLC, Class A(11)(12)	387,972	8,535,384
Southcross Holdings Group, LLC(3)(11)(12)	573	0
Southcross Holdings L.P., Class A(11)(12)	573	229,200

		$32,012,805

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	13,247	$9,309,992
MediaNews Group, Inc.(11)(12)	66,239	1,059,822

		$10,369,814

Total Common Stocks (identified cost $39,349,877)		$75,543,755

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(13)	114,327,171	$114,338,604

Total Short-Term Investments (identified cost $114,327,171)		$114,338,604

Total Investments — 120.5% (identified cost $9,614,099,200)		$9,654,913,665

Less Unfunded Loan Commitments — (0.1)%		$(4,882,924)

Net Investments — 120.4% (identified cost $9,609,216,276)		$9,650,030,741

Other Assets, Less Liabilities — (20.4)%		$(1,636,887,273)

Net Assets — 100.0%		$8,013,143,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $202,094,894 or 2.5% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $361,883.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,000,000	USD	12,396,000	Goldman Sachs International	2/1/18	$19,497	$—
CAD	4,000,000	USD	3,229,210	JPMorgan Chase Bank, N.A.	2/28/18	23,843	—
USD	23,903,960	CAD	30,688,836	HSBC Bank USA, N.A.	2/28/18	—	(1,054,140)
USD	6,066,067	EUR	5,070,000	Deutsche Bank AG	2/28/18	—	(238,900)
USD	4,779,688	EUR	4,000,000	Deutsche Bank AG	2/28/18	—	(194,645)
USD	35,444,909	EUR	29,758,755	Goldman Sachs International	2/28/18	—	(1,562,582)
USD	12,416,790	EUR	10,000,000	Goldman Sachs International	2/28/18	—	(19,043)
USD	82,611,177	EUR	69,359,375	State Street Bank and Trust Company	2/28/18	—	(3,642,985)
USD	125,697,075	EUR	105,000,000	Goldman Sachs International	3/29/18	—	(5,145,340)
USD	12,459,552	EUR	10,000,000	State Street Bank and Trust Company	3/29/18	—	(1,631)
USD	140,493,661	EUR	112,690,087	Goldman Sachs International	4/30/18	—	(235,128)
USD	64,626,721	GBP	45,624,455	State Street Bank and Trust Company	4/30/18	—	(375,734)

						$43,340	$(12,470,128)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $43,340 and $12,470,128, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,144,230,980	$20,070,459	$9,164,301,439
Corporate Bonds & Notes	—	256,779,070	—	256,779,070
Asset-Backed Securities	—	39,067,873	—	39,067,873
Common Stocks	690,399	63,707,130	11,146,226	75,543,755
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	114,338,604	—	114,338,604
Total Investments	$690,399	$9,618,123,657	$31,216,685	$9,650,030,741
Forward Foreign Currency Exchange Contracts	$—	$43,340	$—	$43,340
Total	$690,399	$9,618,166,997	$31,216,685	$9,650,074,081

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,470,128)	$—	$(12,470,128)
Total	$—	$(12,470,128)	$—	$(12,470,128)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018